UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments

Thrivent Financial Securities Lending Trust

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Commercial Paper (74.3%)[a]	Value
Asset-Backed Commercial Paper (2.0%)
	GOVCO, Inc.
$10,000,000	0.270%, 8/11/2010[b]	$9,999,325
7,000,000	0.260%, 8/20/2010[b]	6,999,090
3,500,000	0.500%, 8/27/2010[b]	3,498,785

	Total Asset-Backed Commercial Paper	20,497,200

Banking-Domestic (10.6%)
	Bank of America NA
7,432,100	0.540%, 9/10/2010	7,427,752
	J.P. Morgan Chase & Company
8,000,000	0.220%, 8/18/2010	7,999,218
3,990,000	0.230%, 9/13/2010	3,988,929
	Liberty Street Funding, LLC
8,100,000	0.480%, 9/15/2010[b]	8,095,248
8,000,000	0.300%, 9/27/2010[b]	7,996,267
	Rabobank USA Finance Corporation
7,100,000	0.480%, 9/15/2010[b]	7,095,835
7,000,000	0.480%, 9/24/2010[b]	6,995,053
	Svenska Handelsbanken AB
7,500,000	0.500%, 9/10/2010[b]	7,495,938
	Toronto Dominion Holdings
8,000,000	0.230%, 8/13/2010[b]	7,999,438
9,000,000	0.200%, 8/27/2010[b]	8,998,750
8,000,000	0.200%, 8/30/2010[b]	7,998,756
7,800,000	0.450%, 9/2/2010[b]	7,796,977
	US Bank NA
2,546,466	0.420%, 8/30/2010	2,545,634
	Variable Funding Capital Company, LLC
7,800,000	0.560%, 9/14/2010[b]	7,794,782
7,500,000	0.500%, 9/17/2010[b]	7,495,208

	Total Banking-Domestic	107,723,785

Banking-Foreign (4.5%)
	Societe Generale North America, Inc.
45,630,000	0.200%, 8/2/2010[b]	45,630,000

	Total Banking-Foreign	45,630,000

Brokerage (0.7%)
	Citigroup Funding, Inc.
7,000,000	0.480%, 10/25/2010[b]	6,992,160

	Total Brokerage	6,992,160

Capital Goods (0.7%)
	Emerson Electric Company
7,500,000	0.200%, 8/4/2010	7,499,917

	Total Capital Goods	7,499,917

Consumer Cyclical (5.9%)
	Golden Funding Corporation
10,683,000	0.340%, 8/4/2010[b]	10,682,798
8,001,000	0.350%, 8/16/2010[b]	7,999,911
8,853,000	0.340%, 8/23/2010[b]	8,851,244
	Toyota Credit Canada, Inc.
7,600,000	0.500%, 9/27/2010	7,594,089

Principal Amount	Commercial Paper (74.3%)[a]	Value
Consumer Cyclical (5.9%) - continued
	Toyota Financial Services de Puerto Rico, Inc.
$7,000,000	0.460%, 8/16/2010	$6,998,748
	Wal-Mart Funding Corporation
8,000,000	0.320%, 8/10/2010[b]	7,999,431
	Wal-Mart Stores, Inc.
10,000,000	0.200%, 8/10/2010	9,999,555

	Total Consumer Cyclical	60,125,776

Consumer Non-Cyclical (2.9%)
	Nestle Capital Corporation
7,000,000	0.230%, 8/31/2010[b]	6,998,703
8,000,000	0.250%, 10/12/2010[b]	7,996,055
	Nestle Finance International, Ltd.
8,000,000	0.200%, 8/23/2010[b]	7,999,067
	Procter & Gamble Company
6,000,000	0.240%, 10/20/2010	5,996,840

	Total Consumer Non-Cyclical	28,990,665

Education (1.8%)
	Northwestern University
3,000,000	0.250%, 8/12/2010	2,999,792
7,500,000	0.250%, 8/16/2010	7,499,271
7,500,000	0.250%, 8/20/2010	7,499,062

	Total Education	17,998,125

Energy (2.7%)
	ENI Coordination Center SA
20,000,000	0.220%, 8/2/2010[b]	20,000,000
	Total Capital Canada, Ltd.
7,500,000	0.430%, 9/3/2010[b]	7,497,133

	Total Energy	27,497,133

Finance (35.4%)
	Alaska Housing Finance Corporation
8,500,000	0.550%, 8/13/2010	8,498,571
1,000,000	0.550%, 8/16/2010	999,786
7,900,000	0.590%, 8/31/2010	7,896,245
7,300,000	0.590%, 9/8/2010	7,295,573
	Chariot Funding, LLC
8,681,000	0.220%, 8/3/2010[b]	8,680,947
8,335,000	0.280%, 8/11/2010[b]	8,334,417
8,000,000	0.270%, 8/18/2010[b]	7,999,040
8,000,000	0.270%, 8/23/2010[b]	7,998,740
4,000,000	0.530%, 9/21/2010[b]	3,997,056
8,000,000	0.400%, 10/15/2010[b]	7,993,422
	ENI Finance USA, Inc.
6,000,000	0.260%, 8/3/2010[b]	5,999,957
	Falcon Asset Securitization Corporation, LLC
18,000,000	0.200%, 8/2/2010[b]	18,000,000
4,434,000	0.380%, 8/4/2010[b]	4,433,906
8,000,000	0.250%, 8/9/2010[b]	7,999,611
6,515,000	0.270%, 8/23/2010[b]	6,513,974
7,535,000	0.500%, 10/18/2010[b]	7,526,942
	General Electric Capital Corporation
2,552,000	0.210%, 8/17/2010	2,551,777

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Thrivent Financial Securities Lending Trust

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Commercial Paper (74.3%)[a]	Value
Finance (35.4%) - continued
$5,150,000	0.300%, 8/26/2010	$5,148,970
8,000,000	0.280%, 8/30/2010	7,998,258
7,800,000	0.440%, 8/31/2010	7,797,235
7,400,000	0.490%, 10/19/2010	7,392,144
7,200,000	0.530%, 2/16/2011	7,179,012
	Jupiter Securitization Company, LLC
7,800,000	0.550%, 9/15/2010[b]	7,794,757
	Nieuw Amsterdam Receivables Corporation
5,000,000	0.240%, 8/2/2010[b]	5,000,000
7,000,000	0.350%, 8/19/2010[b]	6,998,843
7,000,000	0.500%, 10/5/2010[b]	6,993,778
7,600,000	0.510%, 10/8/2010[b]	7,592,786
8,000,000	0.420%, 10/18/2010[b]	7,992,813
	Old Line Funding, LLC
8,000,000	0.240%, 8/20/2010[b]	7,999,040
3,704,000	0.480%, 9/10/2010[b]	3,702,074
7,900,000	0.480%, 9/14/2010[b]	7,895,470
7,200,000	0.480%, 9/16/2010[b]	7,195,680
7,000,000	0.480%, 9/22/2010[b]	6,995,240
	Private Export Funding Corporation
7,000,000	0.210%, 8/5/2010	6,999,877
10,000,000	0.250%, 8/27/2010	9,998,264
	Ranger Funding Company, LLC
8,000,000	0.250%, 8/9/2010[b]	7,999,611
5,891,000	0.260%, 8/10/2010[b]	5,890,660
	Straight-A Funding, LLC
9,000,000	0.360%, 8/9/2010	8,999,370
8,000,000	0.400%, 9/16/2010	7,996,000
8,000,000	0.260%, 9/20/2010	7,997,169
5,000,000	0.400%, 9/20/2010	4,997,278
5,000,000	0.390%, 9/21/2010	4,997,292
2,500,000	0.390%, 9/23/2010	2,498,591
5,049,000	0.380%, 9/27/2010	5,046,016
7,000,000	0.340%, 10/12/2010	6,995,306
	Thunder Bay Funding, Inc.
30,000,000	0.220%, 8/3/2010[b]	29,999,817
5,520,000	0.400%, 8/11/2010[b]	5,519,448
7,900,000	0.480%, 9/15/2010[b]	7,895,365

	Total Finance	358,226,128

Insurance (0.4%)
	Travelers Company, Inc.
4,000,000	0.230%, 8/10/2010	3,999,796

	Total Insurance	3,999,796

U.S. Government and Agencies (6.7%)
	Federal Home Loan Bank Discount Notes
8,000,000	0.195%, 8/13/2010	7,999,523
20,000,000	0.175%, 8/25/2010	19,997,764
7,000,000	0.180%, 9/24/2010	6,998,145
15,000,000	0.180%, 9/29/2010	14,995,650
	Federal Home Loan Mortgage Corporation Discount Notes
8,000,000	0.230%, 9/2/2010	7,998,416

Principal Amount	Commercial Paper (74.3%)[a]	Value
U.S. Government and Agencies (6.7%) - continued
	Federal National Mortgage Association Discount Notes
$9,700,000	0.240%, 10/1/2010	$9,696,120

	Total U.S. Government and Agencies	67,685,618

	Total Commercial Paper	752,866,303

Shares	Other Mutual Funds (6.1%)	Value
130,000	AIM Investments Institutional Government and Agency Portfolio	130,000
20,002,000	Barclays Prime Money Market Fund	20,002,000
22,206,000	DWS Money Market Series	22,206,000
19,741,000	Morgan Stanley Institutional Liquidity Funds	19,741,000

	Total Other Mutual Funds	62,079,000

Principal Amount	Variable Rate Notes (20.1%)[a]	Value
Banking-Domestic (2.2%)
	Bank of America NA
12,200,000	0.566%, 9/13/2010[b,c]	12,201,577
10,000,000	0.718%, 9/23/2010[b,c]	10,004,056

	Total Banking-Domestic	22,205,633

Banking-Foreign (1.9%)
	Royal Bank of Canada
8,500,000	0.430%, 8/2/2010[c]	8,500,000
5,400,000	0.345%, 8/9/2010[c]	5,400,021
	Svenska Handlesbanken AB
5,000,000	0.404%, 8/9/2010[c,d]	5,000,045

	Total Banking-Foreign	18,900,066

U.S. Government and Agencies (12.5%)
	Federal Home Loan Banks
10,000,000	0.270%, 8/2/2010[c]	10,000,000
30,000,000	0.288%, 8/2/2010[c]	29,977,362
6,400,000	0.433%, 10/27/2010[c]	6,400,000
	Federal Home Loan Mortgage Corporation
7,500,000	0.190%, 8/2/2010[c]	7,474,171
8,000,000	0.330%, 8/2/2010[c]	7,997,443
10,780,000	0.301%, 8/19/2010[c]	10,773,755
7,000,000	0.287%, 8/21/2010[c]	6,995,094
10,000,000	0.464%, 8/24/2010[c]	10,000,000
10,000,000	0.508%, 9/24/2010[c]	10,000,000
	Federal National Mortgage Association
6,500,000	0.301%, 8/19/2010[c]	6,496,292
	Overseas Private Investment Corporation
9,649,123	0.230%, 8/4/2010[b,c]	9,649,123
5,893,201	0.230%, 8/4/2010[b,c]	5,893,201
4,655,172	0.230%, 8/4/2010[b,c]	4,655,172

	Total U.S. Government and Agencies	126,311,613

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Thrivent Financial Securities Lending Trust

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Variable Rate Notes (20.1%)[a]	Value
U.S. Municipals (3.5%)
	Denver, Colorado City and County Airport Revenue Bonds
$8,000,000	0.260%, 8/4/2010[b,c]	$8,000,000
	Illinois Finance Authority Multifamily Revenue Bonds
5,510,000	0.330%, 8/5/2010[b,c]	5,510,000
	Oregon Health and Science University Variable Rate Demand Revenue Bonds
5,675,000	0.230%, 8/2/2010[b,c]	5,675,000
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Fort Healthcare, Inc.)
16,615,000	0.290%, 8/2/2010[b,c]	16,615,000

	Total U.S. Municipals	35,800,000

	Total Variable Rate Notes	203,217,312

	Total Investments (at amortized cost) 100.5%	$1,018,162,615

	Other Assets and Liabilities, Net (0.5%)	(5,163,336)

	Total Net Assets 100.0%	$1,012,999,279

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $5,000,045 or 0.5% of total net assets.

Cost for federal income tax purposes	$1,018,162,615

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Thrivent Financial Securities Lending Trust

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Securities Lending Trust’s assets carried at fair value or amortized cost, which approximates fair value, as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Commercial Paper
Asset-Backed Commercial Paper	20,497,200	–	20,497,200	–
Banking-Domestic	107,723,785	–	107,723,785	–
Banking-Foreign	45,630,000	–	45,630,000	–
Brokerage	6,992,160	–	6,992,160	–
Capital Goods	7,499,917	–	7,499,917	–
Consumer Cyclical	60,125,776	–	60,125,776	–
Consumer Non-Cyclical	28,990,665	–	28,990,665	–
Education	17,998,125	–	17,998,125	–
Energy	27,497,133	–	27,497,133	–
Finance	358,226,128	–	358,226,128	–
Insurance	3,999,796	–	3,999,796	–
U.S. Government and Agencies	67,685,618	–	67,685,618	–
Other Mutual Funds	62,079,000	62,079,000	–	–

Variable Rate Notes
Banking-Domestic	22,205,633	–	22,205,633	–
Banking-Foreign	18,900,066	–	18,900,066	–
U.S. Government and Agencies	126,311,613	–	126,311,613	–
U.S. Municipals	35,800,000	–	35,800,000	–
Total	$1,018,162,615	$62,079,000	$956,083,615	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Notes to Schedule of Investments

As of July 30, 2010

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

An accounting pronouncement is in place that improves the consistency and comparability of fair value measurements used in financial reporting. This pronouncement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Funds are exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore

5

Notes to Schedule of Investments

As of July 30, 2010

(unaudited)

bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the

Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of July 30, 2010.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

6

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 28, 2010	THRIVENT FINANCIAL SECURITIES LENDING TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 28, 2010	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: September 28, 2010	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer

CERTIFICATION BY PRESIDENT

I, Russell W. Swansen, certify that:

1.	I have reviewed this report on Form N-Q of Thrivent Financial Securities Lending Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2010	/s/ Russell W. Swansen
Russell W. Swansen
President

CERTIFICATION BY TREASURER

I, Gerard V. Vaillancourt, certify that:

1.	I have reviewed this report on Form N-Q of Thrivent Financial Securities Lending Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2010	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer